Current provisions and other current liabilities	12 Months Ended
Dec. 31, 2017
Current provisions and other current liabilities
Current provisions and other current liabilities

12.   Current provisions and other current liabilities

Current provisions

        The following table shows a reconciliation of the current provisions for 2017:

Development of current provisions
in € THOUS
	January 1, 2017	Foreign currency translation	Changes in consolidation group	Utilized	Reversed	Additions	Reclassifications	December 31, 2017
Self-insurance programs	249,961	(30,500)	—	(217,970)	(31,990)	254,035	—	223,536
FCPA related charge	10,616	—	—	—	—	200,000	—	210,616
Personnel expenses	20,025	(395)	4	(10,827)	(134)	13,228	6,885	28,786
Risk of lawsuit	6,868	13,093	—	(14,403)	(43)	2,729	—	8,244
Settlement	265,629	(32,160)	—	(226,795)	—	—	—	6,674
Other current provisions	22,348	(1,171)	15	(11,145)	(2,989)	19,369	(1,371)	25,056

Current provisions	575,447	(51,133)	19	(481,140)	(35,156)	489,361	5,514	502,912

Self-insurance programs

        See note 2 d).

FCPA related charge

        The Company recorded a provision of €200,000 related to FCPA investigations. The provision is based on the ongoing settlement negotiations that would avoid litigation between the Company and the SEC and the U.S. Department of Justice ("government agencies") and represents an estimate from the range of potential outcomes estimated from current discussions. The FCPA related charge encompasses government agencies' claims for profit disgorgement, as well as accruals for fines and penalties, certain legal expenses and other related costs or asset impairments. For further information on these investigations see note 22.

Personnel expenses

        Personnel expenses mainly refer to jubilee payments, the current portion of the provisions for accrued severance payments, contribution of partial retirement and share-based plans. As at December 31, 2017 and 2016 the provisions for share-based plans amounted to €6,845 and €2,760 respectively. See note 20.

Settlement

        The item "Settlement" included accruals related to our NaturaLyte® and GranuFlo® agreement in principle, which was partially offset by insurance recoveries recorded in other current assets (see note 9). For further information on the funding and consummation of the settlement by the Company and its insurers, see note 22.

Other current provisions

        The item "Other current provisions" in the table above includes provisions for warranties, physician compensation and return of goods.

Other current liabilities

        As at December 31, 2017 and 2016 other current liabilities consisted of the following:

Other current liabilities
in € THOUS
	2017	2016
Personnel liabilities	705,534	688,829
Noncontrolling interests subject to put provisions	469,549	529,406
Unapplied cash and receivable credits	311,925	390,375
Invoices outstanding	160,196	157,302
Rent and lease obligations	111,196	116,120
Withholding tax and VAT	100,327	88,964
Interest liabilities	84,523	107,743
Legal matters, advisory and audit fees	38,553	18,868
Subsidiary Stock Incentive Plan	30,697	7,777
Bonuses, commissions	26,800	33,907
Variable payments outstanding for acquisitions	14,712	78,322
Derivatives	11,702	25,516
Other liabilities	275,134	218,132

Other current liabilities	2,340,848	2,461,261

Personnel liabilities

        The personnel liabilities mainly refer to liabilities for wages and salaries, bonuses and vacation payments.

Other liabilities

        The item "Other liabilities" in the table above includes deferred income, liabilities for insurance premiums and the current portion of pension liabilities.